Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Parent [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Schedule of Investments in Subsidiaries

	$ million
	2017	2016
At January 1	256,583	203,066
Additions	—	53,118	[A]
Share-based compensation	779	645
Recovery of vested share-based compensation	(480)	(246)
At December 31	256,882	256,583

[A] See Note 15.